CURRENT AND DEFERRED TAXES (Details 7) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Tax expense using the legal rate	$ 80,198	$ 95,425	$ 65,449
Tax effect by change in tax rate	5,587	897
Tax effect of rates in other jurisdictions	3,287	42,326	16,333
Tax effect of non-taxable operating revenues	(3,076)	(44,593)	(62,419)
Tax effect of disallowable expenses	61,295	35,481	132,469
Tax effect of due to the non-use of tax losses	46,492	211
Other increases (decreases) in legal tax charge	(110,001)	43,757	11,372
Total adjustments to tax expense using the legal rate	3,584	78,079	97,755
Tax expense using the effective rate	$ 83,782	$ 173,504	$ 163,204
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Tax expense using the legal rate, percent	27.00%	25.50%	24.00%
Tax effect by change in tax rate, percent	1.88%	0.24%
Tax effect of rates in other jurisdictions, percent	1.11%	11.31%	5.99%
Tax effect of non-taxable operating revenues, percent	(1.04%)	(11.92%)	(22.89%)
Tax effect of disallowable expenses, percent	20.64%	9.48%	48.58%
Tax effect of due to the non-use of tax losses	15.65%	0.06%
Other increases (decreases) in legal tax charge, percent	(37.03%)	11.69%	4.17%
Total adjustments to tax expense using the legal rate, percent	1.21%	20.86%	35.85%
Tax expense using the effective rate, percent	28.21%	46.36%	59.85%